Provisions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions [Line Items]
Provisions	₩ 508,416	₩ 428,958	₩ 728,888
Asset retirement
Provisions [Line Items]
Provisions	49,183	45,495	50,738
Litigation
Provisions [Line Items]
Provisions	25,554	32,650	34,471
Unused credit
Provisions [Line Items]
Provisions	232,347	168,006	450,997
Card point
Provisions [Line Items]
Provisions	0	26,434	25,425
Financial guarantee
Provisions [Line Items]
Provisions	115,325	80,861
Other
Provisions [Line Items]
Provisions	₩ 86,007	₩ 75,512	₩ 88,019